INCOME TAXES (Details) - Schedule of current and deferred components of the income tax expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Income Tax Expenses at Statutory Tax Rate to Income Tax Expense Recognized [Abstract]
Current tax	¥ 11,623	¥ 26,735	¥ 42,758
Deferred tax			495,564
Total	¥ 11,623	¥ 26,735	¥ 538,322